Per Share Data	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Per Share Data

14. PER SHARE DATA

Dividends per share shown in the consolidated statements of income are computed based on dividends paid for the year.

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2009	2010	2011
Weighted average number of shares of common stock outstanding	723,925	725,613	725,555
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	19,741	13,739

Diluted shares of common stock outstanding	743,666	745,354	739,294

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd.	¥6,530	¥27,873	¥19,650	$236,747

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(25)	(38)	(458)

Diluted net income attributable to Ricoh Company, Ltd.	¥6,505	¥27,848	¥19,612	$236,289

	Yen			U.S. Dollars
	2009	2010	2011	2011
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥9.02	¥38.41	¥27.08	$0.33
Diluted	8.75	37.36	26.53	0.32